CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
CURRENT ASSETS
Cash	$ 240,632	$ 236,138
Accounts receivable (net)
Trade (Note 5)	61,341	53,953
Other (Note 6)	19,103	16,931
Prepaid expenses and other (Note 7)	39,613	45,544
TOTAL CURRENT ASSETS	360,689	352,566
OTHER LONG-TERM ASSETS (Note 19)	26,526	24,887
PROPERTY AND EQUIPMENT, NET (Note 8)	13,106	12,481
RIGHT-OF-USE ASSETS (Note 13)	7,830	7,623
DEFERRED INCOME TAXES	5,351	3,802
INTANGIBLE ASSETS, NET (Note 9)	349,998	321,270
GOODWILL (Note 10)	992,524	924,755
TOTAL ASSETS	1,756,024	1,647,384
CURRENT LIABILITIES
Accounts payable	16,127	20,650
Accrued liabilities (Note 11)	68,096	79,656
Lease obligations (Note 13)	3,337	3,178
Income taxes payable	7,463	9,313
Deferred revenue (Note 19)	116,870	104,230
TOTAL CURRENT LIABILITIES	211,893	217,027
LEASE OBLIGATIONS (Note 13)	4,637	4,718
DEFERRED REVENUE (Note 19)	1,305	978
INCOME TAXES PAYABLE	6,129	5,531
DEFERRED INCOME TAXES	32,174	34,127
TOTAL LIABILITIES	256,138	262,381
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,933,713 at July 31, 2025 (January 31, 2025 - 85,605,969)	583,358	568,339
Additional paid-in capital	498,811	503,133
Accumulated other comprehensive loss	(20,575)	(50,497)
Retained earnings	438,292	364,028
TOTAL SHAREHOLDERS' EQUITY	1,499,886	1,385,003
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,756,024	$ 1,647,384